Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Tel: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Directors

Performer Funding 1 PLC

1 Bartholomew Lane

London

EC2N 2AX

(the “Issuer”)

The Directors

Lloyds Bank plc

25 Gresham Street

London

EC2V 7HN

(the “Seller”)

Lloyds Bank Corporate Markets plc

25 Gresham Street

London

EC2V 7HN

(“LBCM”)

Morgan Stanley & Co. International plc

25 Cabot Square
London

E14 4QA

(“MSI” and together with LBCM, the “Joint Arrangers”)

and the other Managers (as defined in the Engagement Letter)

10 November 2023

Dear Sirs/Madams,

PROPOSED ISSUE BY PERFORMER FUNDING 1 PLC OF unsecured personal loan BACKED SECURITIES (the “Issue”)

We have performed the procedures enumerated below on certain unsecured personal loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Joint Arrangers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Directors of the Issuer, the Directors of the Seller, the Joint Arrangers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2023 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.            Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided the data file ‘Deloitte Sample Selection.xlsx’ (the “First Pool Run”), containing 360,236 account numbers corresponding to each loan in the Loan Pool as at 31 May 2023 (the “Cut-off Date”).

A random sample of 459 loans was selected from the First Pool Run (the “Sample”) using the sampling approach detailed below.

The Seller then provided the data files ‘Deloitte Full Data sent 19-07-23.xlsx’ and ‘Deloitte Revised Data sent 16-08-23.xlsx’ (together, the “Sample Pool”) containing information for each loan in the Sample as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 24 to 27 July 2023.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.22 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Loan Agreement Form, the data file ‘Deloitte Extract For Audit Sent 19-07-23.xlsx’ (the “Credit Risk Loan Extract”), the data file ‘DOB Report.xlsx’ (the “3r System Extract”) and the PanCredit system and the 3r system (together, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the

2

percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.            Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

1
2
2.1	Account Number

For each Loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to the System. We found the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Originator – AN3

For each Loan in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to the System. We found the originator agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Borrower Name

2.3.1	For each Loan in the Sample Pool, we confirmed whether the primary borrower name shown on the Sample Pool agreed to the Loan Agreement Form. We found the primary borrower name agreed to the Loan Agreement Form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2	For each Loan in the Sample Pool, we confirmed whether the primary borrower name shown on the Sample Pool agreed to the System. We found the primary borrower name agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Borrower Post Code

2.4.1	For each Loan in the Sample Pool, we confirmed whether the borrower postcode at application shown on the Sample Pool agreed to the Loan Agreement Form or confirmation of address change. We found the borrower postcode at application agreed to the Loan Agreement Form or confirmation of address change, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.2	For each Loan in the Sample Pool, we confirmed whether the current borrower postcode shown on the Sample Pool agreed to the System. We found the current borrower postcode agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3

2.4.3

 For each Loan in the Sample Pool, we confirmed whether the current borrower postcode shown on the Sample Pool was in England, Scotland, Wales or Northern Ireland. We found that the current borrower postcode was in England, Scotland, Wales or Northern Ireland, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Date of Birth

2.5.1	For each Loan in the Sample Pool, we confirmed whether the date of birth of the borrower shown on the Sample Pool agreed to the 3r System Extract. We found the date of birth of the borrower agreed to the 3r System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.2	For each Loan in the Sample Pool, we recalculated the age of the borrower at the origination date, using the date of birth and origination date shown on the Sample Pool. We confirmed whether the borrower was at least 18 years of age at the date of origination. We found that the borrower was at least 18 years of age at the date of origination, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6	Loan purpose – AN37

For each Loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found the loan purpose agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Borrower Income – AN23

For each Loan in the Sample Pool, we confirmed whether the borrower income shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the borrower income agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Credit Assessment – AN82

For each Loan in the Sample Pool, we confirmed whether a credit score was shown on the Sample Pool. We found that a credit score was shown on the Sample Pool, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	County Court Judgements – AN75 to AN78

2.9.1	For each Loan in the Sample Pool, we confirmed whether the number of unsatisfied CCJs shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the number of unsatisfied CCJs agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

4

2.9.2	For each Loan in the Sample Pool, we confirmed whether the total value of unsatisfied CCJs shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the total value of unsatisfied CCJs agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.3	For each Loan in the Sample Pool, we confirmed whether the date of the last CCJ shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the date of the last CCJ agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.4	For each Loan in the Sample Pool, we confirmed whether the prior bankruptcy or IVA flag shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the prior bankruptcy or IVA flag agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.5	For each Loan in the Sample Pool, we confirmed whether the date of prior bankruptcy or IVA flag shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the prior bankruptcy or IVA flag agreed to the credit assessment details in the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Document Signatories

For each Loan in the Sample Pool, we confirmed whether the Loan Agreement Form had been signed in the space designated for the borrower. Where an online Loan Agreement Form had been used on origination, this test could not be carried out. For the avoidance of doubt, where this test could not be carried out, we did not treat this as an error. We found the Loan Agreement Form had been signed in the space designated for the borrower, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11	Amount Advanced – AN31

2.11.1	For each Loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the Loan Agreement Form. We found that the amount advanced agreed to the Loan Agreement Form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2	For each Loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the System. We found that the amount advanced agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12	Scheduled payment Due – AN36

For each Loan in the Sample Pool, we confirmed whether the monthly payment amount shown on the Sample Pool agreed to the Loan Agreement Form, to within £0.01. We found that the monthly payment amount agreed to the Loan Agreement Form, to within £0.01, with no exception.

5

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Loan Term – AN29

For each Loan in the Sample Pool, we confirmed whether the loan term shown on the Sample Pool agreed to the System. We found that the loan term agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Origination Date – AN27

For each Loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to the System. We found that the origination date agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Maturity Date – AN28

For each Loan in the Sample Pool, we recalculated the maturity date by adding the remaining loan term (AN30) shown on the Sample Pool to the Cut-off Date (the “Recalculated Maturity Date”). We confirmed whether the Recalculated Maturity Date agreed to within ± 30 days of the maturity date shown on the Sample Pool. We found that the Recalculated Maturity Date agreed to within ± 30 days of the maturity date shown on the Sample Pool, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Remaining Term – AN30

For each Loan in the Sample Pool, we recalculated the remaining loan term using the fields AN40, AN36 and AN33 shown on the Sample Pool (the “Recalculated Remaining Term”). We confirmed whether the Recalculated Remaining Term agreed to the remaining term shown on the Sample Pool, to within 0.1%. We found that the Recalculated Remaining Term agreed to the remaining term shown on the Sample Pool, to within 0.1%, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Current Principal Balance– AN33

For each Loan in the Sample Pool, we confirmed whether the current principal balance shown on the Sample Pool agreed to the System as at the Cut-off Date. We found that the current principal balance agreed to the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Payment Method – AN34

For each Loan in the Sample Pool, we confirmed whether the repayment method shown on the Sample Pool agreed to the System. We found that the repayment method agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

6

2.19	Interest Rate – AN39, AN41 & AN52

2.19.1	For each Loan in the Sample Pool, we confirmed whether the annual percentage rate shown on the Sample Pool agreed to the System. We found that the annual percentage rate agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.2	For each Loan in the Sample Pool, we confirmed whether the current interest rate basis shown on the Sample Pool agreed to the System. We found that the current interest rate basis agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.3	For each Loan in the Sample Pool, we confirmed whether the interest rate type shown on the Sample Pool agreed to the System. We found that the interest rate type agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Arrears Balance – AN43

For each Loan in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the arrears balance agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Arrears Balance Capitalised – AN44

For each Loan in the Sample Pool, we confirmed whether the total current capitalised arrears balance shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the total current capitalised arrears balance agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22	Number of Days in Arrears – AN45

For each Loan in the Sample Pool, we confirmed whether the number of days in arrears shown on the Sample Pool agreed to the Credit Risk Loan Extract. We found that the number of days in arrears agreed to the Credit Risk Loan Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3
4

3.            Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

7

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.            Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 25 October 2023, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Joint Arrangers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Joint Arrangers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Arrangers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP

8